Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Share Capital [Member]	Issued, Subscribed and Paid in Capital, Share Capital [Member] IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Senior Preferred Shares [Member]	Issued, Subscribed and Paid in Capital, Senior Preferred Shares [Member] IFRS 15 [Member]	Issued, Subscribed and Paid in Capital, Additional Paid-in Capital [Member]	Issued, Subscribed and Paid in Capital, Additional Paid-in Capital [Member] IFRS 15 [Member]	Re-organization Reserve [Member]	Re-organization Reserve [Member] IFRS 15 [Member]	Share Options Plans [Member]	Share Options Plans [Member] IFRS 15 [Member]	Foreign Currency Translation Reserve [Member]	Foreign Currency Translation Reserve [Member] IFRS 15 [Member]	Others [Member]	Others [Member] IFRS 15 [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] IFRS 15 [Member]
Beginning balance at Jun. 30, 2017	$ 28,738		$ 12		$ 20,000		$ 96,207		$ 15,849		$ 7,132		$ (710)		$ 282		$ (110,034)
Comprehensive income for the year
Profit / (loss) for the year	(15,881)		0		0		0		0		0		0		0		(15,881)
Other comprehensive income / (loss)	875		0		0		0		0		0		182		693		0
Total comprehensive income / (loss) for the year	(15,006)		0		0		0		0		0		182		693		(15,881)
Transactions with Owners
Dividend distribution	(146)		0		0		0		0		0		0		0		(146)
Share-based transactions	8,936		0		0		0		0		8,936		0		0		0
Sale of subsidiary	5,431		0		0		0		5,431		0		0		0		0
Total Transactions with owners	14,221		0		0		0		5,431		8,936		0		0		(146)
Ending balance (Previously Stated [Member]) at Jun. 30, 2018	27,953		12		20,000		96,207		21,280		16,068		(528)		975		(126,061)
Ending balance (Adjustment on Initial Adoption of IFRSs [Member]) at Jun. 30, 2018		$ (2,080)		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ (2,080)
Ending balance at Jun. 30, 2018	25,873		12		20,000		96,207		21,280		16,068		(528)		975		(128,141)
Comprehensive income for the year
Profit / (loss) for the year	10,965		0		0		0		0		0		0		0		10,965
Other comprehensive income / (loss)	(207)		0		0		0		0		0		(316)		109		0
Total comprehensive income / (loss) for the year	10,758		0		0		0		0		0		(316)		109		10,965
Transactions with Owners
Redemption of senior preferred shares	(5,972)		0		(5,972)		0		0		0		0		0		0
Share-based transactions	5,563		0		0		0		0		5,563		0		0		0
Sale of subsidiary	(27,594)		0		(14,028)		0		(11,536)		(2,030)		0		0		0
Ending balance at Jun. 30, 2019	8,628		12		0		96,207		9,744		19,601		(844)		1,084		(117,176)
Comprehensive income for the year
Profit / (loss) for the year	7,770		0		0		0		0		0		0		0		7,770
Other comprehensive income / (loss)	(950)		0		0		0		0		0		(248)		(702)		0
Total comprehensive income / (loss) for the year	6,820		0		0		0		0		0		(248)		(702)		7,770
Transactions with Owners
Repurchase of share-based transactions	(13)		0		0		0		83		(96)		0		0		0
Dividend distribution	(121)		0		0		0		0		0		0		0		(121)
Share-based transactions	834		0		0		0		0		834		0		0		0
Ending balance at Jun. 30, 2020	$ 16,148		$ 12		$ 0		$ 96,207		$ 9,827		$ 20,339		$ (1,092)		$ 382		$ (109,527)